INCOME TAX - Income (losses) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
PRC	$ 137,520	$ 140,539	$ 155,691
Non-PRC	(27,628)	(43,042)	(11,968)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 109,892	$ 97,497	$ 143,723